Financial Risk Management - Capital Management - Narrative (Details) $ in Millions							12 Months Ended
	Dec. 29, 2017 USD ($)	Dec. 29, 2017 CAD	Dec. 13, 2017 USD ($)	Dec. 04, 2017 USD ($)	Dec. 04, 2017 CAD	Mar. 15, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD shares	Aug. 17, 2017 USD ($)	Jul. 06, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Capitalization							$ 24,826.1				$ 16,587.7
Notional amount							$ 6,396.9				4,783.5
Minimum supervisory target							150.00%
Holding Company
Disclosure of detailed information about financial instruments [line items]
Notional amount							$ 3,492.0				3,490.8
4.25% Due 2027
Disclosure of detailed information about financial instruments [line items]
Notional amount | CAD								CAD 650,000,000.0
Interest rate							4.25%	4.25%
4.25% Due 2027 | Holding Company
Disclosure of detailed information about financial instruments [line items]
Notional amount					CAD 650,000,000		$ 518.8	CAD 650,000,000.0			0.0
Net proceeds from borrowings				$ 509.5	CAD 646,800,000
Interest rate					4.25%		4.25%	4.25%
7.50% due August 19, 2019 | Holding Company
Disclosure of detailed information about financial instruments [line items]
Notional amount		CAD 388,400,000					$ 0.0	CAD 400,000,000.0			298.3
Interest rate		7.50%					7.50%	7.50%
Payments for redemption of debt	$ 340.6	CAD 430,600,000				$ 9.7
Purchase consideration payable due 2017 | Holding Company
Disclosure of detailed information about financial instruments [line items]
Notional amount							$ 0.0				$ 131.3
Extinguishment of debt amount			$ 124.9
Allied World | Subordinate voting shares
Disclosure of detailed information about financial instruments [line items]
Number of shares issued in combination | shares							5,075,894	5,075,894
Equity interests issued in combination							$ 2,191.6		$ 119.3	$ 2,072.3